                                                          WELLS
                                                          FARGO

                                                          FUNDS





         Annual Report

         M O N E Y   M A R K E T   F U N D




                                              March 31, 2000



                            [GRAPHIC]



                                           CLASS B

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS.........................................................2
---------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS.......................................................4
---------------------------------------------------------------------

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES.........................................10

  STATEMENT OF OPERATIONS.....................................................11

  STATEMENTS OF CHANGES IN NET ASSETS.........................................12

  FINANCIAL HIGHLIGHTS........................................................14

NOTES TO FINANCIAL STATEMENTS.................................................16
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INDEPENDENT AUDITORS' REPORT..................................................19
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................20
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the past year was unpredictable. It was a period characterized by rapidly shifting markets and unprecedented volatility.
   During the 12-month period ended March 31, 2000, blue chip stocks soared to a record high, only to surrender their gains following a series of interest rate hikes that sent the Dow Jones Industrial Average (the "Dow") into a tailspin. After a March rally, the Dow recovered most of its losses, yet still remained down for the year.
   In contrast, the Nasdaq Composite Index shattered the 5,000 barrier led by the turbocharged performance of technology stocks -- particularly genetics, semiconductor and communications stocks. Technology reigned for several months, while all other sectors scrambled for attention. That changed when the technology bubble burst in late March, sparking a sell-off that pounded speculative issues and left many investors concerned about the viability of many "New Economy" stocks.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Concerned about the potential for a run-up in inflation, the Federal Reserve Board (the "Fed") chose to raise interest rates five times over the fiscal year, with each hike coming in 0.25% increments. Rising interest rates have helped the Fund's investors capture additional yields on the short-term securities within each portfolio. And, because we believe that the Fed may be planning additional rate increases in coming months, our fund managers presently intend to keep the average maturity of their portfolios relatively short to take advantage of higher yields.
   At the same time, our money market funds, which maintained their $1 per share price throughout the period, continued to provide investors with a safe, stable and convenient place to hold cash while evaluating other potential investment opportunities.

INVESTING IN AN UPSIDE-DOWN MARKET
--------------------------------------------------------------------------------
   With dramatic market fluctuations becoming standard events, many investors are justifiably worried about the market's outlook. So what should you do amid uncertainty? The first thing to remember is to think long term. Over time, the market will regain its balance.
   More importantly, investors should stick with a clearly defined strategy of buying and holding a diversified portfolio of stocks, bonds and cash. If you adhere to your long-term strategy, you won't be as vulnerable to a downturn in one sector. Chances are that your overall returns will be more steady over time as well. The fact is, diversification is an effective strategy that investors can use to their advantage in virtually any market environment.
   In closing, thank you for investing with Wells Fargo Funds. With 61 mutual funds and more than $61 billion in mutual fund assets (as of February 29, 2000), we offer a complete array of mutual funds designed to meet most any investor need -- in any market environment.

  Sincerely,

    /s/ Michael J. Hogan                        /s/ W. Rodney Hughes
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

MONEY MARKET FUND                                         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUND -- CLASS B

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Money Market Fund (the "Fund") seeks to provide investors with a high level of current income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Michael Neitzke

INCEPTION DATE
  10/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class B shares underperformed against the Fund's benchmark, the 90-Day Treasury Bill(1), for the year ending March 31, 2000, with a return of 4.10%(2) versus 5.27% for the benchmark.
   Rising interest rates fueled the Fund's performance. During the past year the Federal Reserve Board raised short-term interest rates five times -- with each rate increase coming in 0.25% increments -- to offset inflationary pressures and curb the nation's fast-growing economy. Over the year, the Federal Funds Rate, the most sensitive indicator of the direction of interest rates, increased from 4.75% to 6%.
   The series of rate hikes also sent yields on short-term securities higher, which created opportunities to add yields to the portfolio. And as rates rose, the Fund's management team also selectively invested in longer-term securities to capture increasingly higher yields. They achieved these favorable results while maintaining a core position among securities that mature within a one- to three-month range.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With additional rate increases forecast during the year, the Fund's management team will continue to take advantage of higher-yielding, short-term securities and purchase longer-term securities that offer attractive values. However, the Fund is consistently managed to maintain a stable asset value of $1 per share given any level of volatility.

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Class B shares of the Wells Fargo Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
2

PERFORMANCE HIGHLIGHTS                                         MONEY MARKET FUND
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year   5-Year   Since Inception
CLASS B                           2.18     4.10     4.15            3.63

BENCHMARK

  LIPPER MONEY MARKET FUNDS
    AVERAGE(3)                    2.50     4.72     4.93

  90-DAY TREASURY BILL            2.82     5.27     5.17

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                        5.07%

7-DAY COMPOUND YIELD                       5.20%

30-DAY SIMPLE YIELD                        4.63%

30-DAY COMPOUND YIELD                      4.73%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                 70 DAYS

NUMBER OF HOLDINGS                          216

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper              62%

Fixed-Rate Notes              12%

Floating Variable Rate Bonds  11%

Certificates of Deposits       8%

Repurchase Agreements          6%

Time Deposits                  1%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    32%

15-29 days   19%

30-59 days   24%

60-89 days    3%

90-179 days   8%

180+ days    14%

--------------------------------------------------------------------------------

(3) Source: Lipper Analytical Services, Inc. The Lipper Money Market Funds average is an average of funds that invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.84%
$ 15,000,000  LIBERTY LIGHTHOUSE US
              CAPITAL++                              6.04%       08/11/00   $    14,999,983
   9,750,000  MOAT FUNDING LLC++                     6.04        05/02/00         9,750,000
  75,000,000  SIGMA FINANCE INCORPORATED++           6.09        10/05/00        75,000,000
   3,929,957  STEERS 1998 SERIES A39++               6.19        04/25/00         3,929,957
   6,500,000  SYNDICATED LOAN FUNDING TRUST
              SERIES 1999-3++                        6.14        06/15/00         6,500,000
  17,054,483  WFP TOWER B FINANCE
              CORPORATION SHORT-TERM STEERS
              TRUST++                                6.12        07/07/00        17,054,483

                                                                                127,234,423
TOTAL ASSET BACKED SECURITIES (COST $127,234,423)                           ---------------
BANK NOTES - 0.66%
 100,000,000  BANK OF AMERICA SECURITIES             5.93        04/26/00       100,000,000
                                                                            ---------------

                                                                                100,000,000
TOTAL BANK NOTES (COST $100,000,000)                                        ---------------
CERTIFICATES OF DEPOSIT - 8.41%
  43,800,000  ABN AMRO BANK CHICAGO                  6.72        02/12/01        43,789,216
 139,000,000  CANADIAN IMPERIAL BANK OF
              COMMERCE                               5.10        04/12/00       138,998,349
  46,000,000  CANADIAN IMPERIAL BANK OF
              COMMERCE                               6.57        01/29/01        45,985,607
  75,000,000  COMMERZ BANK                           5.22        05/12/00        74,996,507
  85,000,000  COMMERZ BANK                           5.15        04/20/00        84,998,094
   9,550,000  COMMERZ BANK                           5.16        05/05/00         9,549,194
 100,000,000  COMMERZ BANK                           6.77        02/28/01        99,974,199
  56,700,000  NATIONAL WEST SECURITIES               5.14        04/14/00        56,699,179
  45,000,000  NATIONAL WESTMINSTER BANK              6.47        01/18/01        44,983,002
 100,000,000  PARIBAS                                5.95        04/28/00       100,000,000
  60,000,000  PARIBAS                                5.93        04/28/00        60,000,000
  85,000,000  SOUTH TRUST BANK                       5.95        04/27/00        85,000,000
 100,000,000  SOUTH TRUST BANK                       6.00        05/18/00       100,000,000
  35,500,000  U.S. BANK                              6.59        01/16/01        35,500,000
 145,800,000  UNION BANK OF SWITZERLAND              6.22        12/11/00       145,728,072
 150,000,000  UNION BANK OF SWITZERLAND              6.24        12/06/00       149,932,298


TOTAL CERTIFICATES OF DEPOSIT (COST                                           1,276,133,717
$1,276,133,717)                                                             ---------------

COMMERCIAL PAPER - 61.35%
 124,300,000  ACE OVERSEAS CORPORATION               5.92{::}     04/03/00      124,300,000
 100,000,000  ACE OVERSEAS CORPORATION               6.08{::}     04/24/00       99,645,334
  34,000,000  ACE OVERSEAS CORPORATION               6.12{::}     06/12/00       33,595,400
  62,000,000  ACE OVERSEAS CORPORATION               6.12{::}     06/20/00       61,177,880
  63,000,000  AEGON FUNDING                          6.30{::}     09/25/00       61,070,625
  50,000,000  ANZ DELAWARE INCORPORATED              6.08{::}     09/11/00       48,640,445
  48,500,000  APRECO INCORPORATED                    5.90{::}     04/10/00       48,444,360
  50,000,000  APRECO INCORPORATED                    5.91{::}     04/11/00       49,934,333
  35,000,000  APRECO INCORPORATED                    6.07{::}     05/01/00       34,834,761
  25,000,000  APRECO INCORPORATED                    6.09{::}     05/23/00       24,788,542
 101,625,000  AQUINAS FUNDING LLC                    6.35{::}     04/03/00      101,625,000
   6,500,000  ASSET BACKED CAPITAL FINANCE           5.90{::}     05/22/00        6,447,802
  50,000,000  ASSET BACKED CAPITAL FINANCE           5.75{::}     06/01/00       49,528,820
 150,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.91{::}     05/11/00      149,064,250
  96,978,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.95{::}     05/17/00       96,272,755

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$100,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.90%{::}     05/09/00 $    99,410,000
  50,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.91{::}     05/05/00       49,734,243
 180,000,000  ATLANTIS ONE FUNDING
              CORPORATION                            5.91{::}     05/10/00      178,906,650
  84,000,000  AUSTRALIA & NEW ZEALAND
              INCORPORATED                           6.08{::}     09/07/00       81,772,694
 100,000,000  BANK OF AMERICA CORPORATION            5.89{::}     05/01/00       99,541,889
  75,000,000  BANK OF AMERICA CORPORATION            5.95{::}     05/23/00       74,380,209
  40,639,000  BARTON CAPITAL CORPORATION             5.90{::}     05/16/00       40,352,608
  22,500,000  BAVARIA GLB CORPORATION                6.10{::}     06/15/00       22,221,688
  29,000,000  BAVARIA UNIVERSAL FUNDING              6.11{::}     06/20/00       28,616,089
  45,000,000  BEETHOVEN FUNDING CORPORATION          6.10{::}     04/25/00       44,832,250
   4,000,000  BETA FINANCE INCORPORATED              6.15{::}     09/15/00        4,000,000
 109,000,000  BETA FINANCE INCORPORATED              6.15{::}     10/06/00      109,000,000
  80,000,000  BRITISH AEROSPACE                      6.07{::}     05/22/00       79,339,045
  30,000,000  CC USA INCORPORATED                    6.10{::}     09/15/00       29,161,251
  75,000,000  CITICORP                               5.92{::}     04/07/00       74,950,667
 100,000,000  CITIGROUP INCORPORATED                 6.02{::}     04/07/00       99,933,111
 145,000,000  COMMERZBANK                            5.90{::}     05/17/00      143,954,389
  50,000,000  COMPASS SECURITIZATION                 5.88{::}     04/04/00       49,991,833
 112,930,000  COMPASS SECURITIZATION                 5.91{::}     04/10/00      112,800,225
 100,000,000  COMPASS SECURITIZATION                 5.95{::}     04/13/00       99,834,722
  50,000,000  COMPASS SECURITIZATION                 5.91{::}     04/17/00       49,885,083
 128,000,000  COMPASS SECURITIZATION                 6.08{::}     04/20/00      127,632,498
  98,500,000  CORPORATE ASSET FUNDING
              COMPANY INCORPORATED                   6.06{::}     05/24/00       97,654,378
  63,100,000  CORPORATE ASSET SECURITIZATION
              LIMITED INCORPORATED                   6.09{::}     04/26/00       62,854,489
  75,000,000  CORPORATE ASSET SECURITIZATION
              LIMITED INCORPORATED                   6.06{::}     04/18/00       74,810,625
 100,000,000  CORPORATE RECEIVABLES
              CORPORATION                            6.06{::}     05/25/00       99,124,667
 130,000,000  CREDIT SUISSE FIRST BOSTON             6.08{::}     08/09/00      127,189,690
  40,000,000  CREDIT SUISSE FIRST BOSTON             6.05{::}     08/14/00       39,105,945
  28,500,000  CXC INCORPORATED                       6.07{::}     05/25/00       28,250,119
  65,000,000  DEUTSCHE BANK NY                       6.07{::}     10/10/00       64,985,473
  12,300,000  DORADA CORPORATION                     6.10{::}     09/14/00       11,958,198
  53,000,000  DORADA CORPORATION                     6.10{::}     09/15/00       51,518,209
  50,000,000  EUREKA SECURITIZATION
              INCORPORATED                           6.09{::}     05/24/00       49,568,625
  16,600,000  FIRST USA BANK                         5.99{::}     09/21/00       16,597,772
  19,485,000  FOUNTAIN SQUARE FUNDING
              CORPORATION                            6.08{::}     04/17/00       19,438,929
  10,000,000  GENERAL ELECTRIC CAPITAL
              CORPORATION                            5.83{::}     04/10/00        9,988,663
 250,000,000  GENERAL ELECTRIC CAPITAL
              CORPORATION                            6.05{::}     04/27/00      248,991,667
  50,000,000  GENERAL ELECTRIC CAPITAL
              SERVICES                               5.90{::}     05/11/00       49,688,611
  39,227,000  GIRO FUNDING CORPORATION               6.07{::}     05/03/00       39,028,577
  50,161,000  GIRO FUNDING CORPORATION               6.02{::}     04/05/00       50,144,224
  47,153,000  GIRO FUNDING CORPORATION               5.90{::}     04/10/00       47,098,905
  25,134,000  GIRO FUNDING CORPORATION               5.92{::}     04/11/00       25,100,935
 162,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.10{::}     08/25/00      158,047,200
   1,500,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.07{::}     08/31/00        1,500,000
  57,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.50{::}     12/22/00       57,000,000
  50,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           5.92{::}     05/10/00       49,695,778
  35,000,000  GRAND FUNDING CORPORATION              6.06{::}     05/23/00       34,705,417

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$105,341,000  GREENWICH FUNDING CORPORATION          5.91%{::}     04/10/00 $   105,220,048
  64,200,000  GREYHAWK CAPITAL CORPORATION           5.91{::}     05/11/00       63,799,499
  25,000,000  GREYHAWK FUNDING CORPORATION           5.91{::}     05/16/00       24,823,521
  10,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            5.95{::}     04/28/00        9,958,681
  32,329,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.09{::}     04/24/00       32,214,151
  75,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.09{::}     04/20/00       74,784,313
 150,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            5.89{::}     04/03/00      150,000,000
  55,616,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.03{::}     04/04/00       55,606,684
  65,940,000  INTERNATIONAL SECURITIZATION
              CORPORATION                            6.09{::}     05/02/00       65,616,509
  23,500,000  IRISH PERMANENT TREASURY               5.88{::}     04/25/00       23,415,557
  86,100,000  IRISH PERMANENT TREASURY               6.15{::}     10/26/00       83,069,998
 100,000,000  IRISH PERMANENT TREASURY               5.93{::}     05/12/00       99,357,583
  50,000,000  IRISH PERMANENT TREASURY               5.93{::}     05/11/00       49,687,028
  50,000,000  IRISH PERMANENT TREASURY               5.88{::}     04/26/00       49,812,167
 100,000,000  IRISH PERMANENT TREASURY               5.94{::}     05/08/00       99,422,500
 119,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                           5.90{::}     05/18/00      118,122,375
  11,000,000  K2 USA LLC                             5.91{::}     05/30/00       10,897,068
  50,000,000  K2 USA LLC                             6.14{::}     07/17/00       49,104,584
 175,000,000  KBC COMMERCIAL PAPER TRUST             5.90{::}     04/07/00      174,885,278
  75,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            5.90{::}     04/04/00       74,987,708
  60,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            6.03{::}     04/05/00       59,979,900
  50,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                            5.95{::}     05/26/00       49,562,014
  50,000,000  LINKS FINANCE                          5.93{::}     05/04/00       49,744,681
  12,678,000  LINKS FINANCE                          5.89{::}     04/26/00       12,630,292
  80,000,000  MOAT FUNDING LLC                       5.90{::}     04/06/00       79,960,667
   7,250,000  MOAT FUNDING LLC                       5.73{::}     05/09/00        7,208,458
 131,000,000  MOAT FUNDING LLC                       5.99{::}     05/09/00      130,249,369
 150,000,000  MOAT FUNDING LLC                       5.90{::}     04/25/00      149,459,167
 175,000,000  MORGAN STANLEY DEAN WITTER &
              COMPANY                                6.10{::}     06/20/00      172,687,084
  49,000,000  MORIARTY LIMITED                       5.93{::}     05/04/00       48,749,787
  80,000,000  MORIARTY LIMITED                       5.92{::}     05/10/00       79,513,245
  60,000,000  MORIARTY LIMITED                       5.91{::}     05/17/00       59,566,600
 100,000,000  MORIARTY LIMITED                       5.94{::}     05/22/00       99,191,500
 126,386,000  NEPTUNE FUNDING CORPORATION            6.08{::}     04/20/00      126,023,132
 101,179,000  OLD LINE FUNDING CORPORATION           5.90{::}     04/10/00      101,062,925
  22,613,000  OLD LINE FUNDING CORPORATION           5.93{::}     05/04/00       22,497,529
 150,000,000  PARK AVENUE RECEIVABLES
              CORPORATION                            5.91{::}     04/12/00      149,778,375
  54,834,000  PERRY II FUNDING ACE
              CORPORATION                            5.95{::}     05/01/00       54,580,240
  80,000,000  PERRY IV FUNDING CORPORATION           5.96{::}     04/17/00       79,814,578
  39,525,000  PREFERRED RECEIVABLES FUNDING
              CORPORATION                            5.94{::}     05/22/00       39,205,441
  55,206,000  PREFERRED RECEIVABLES FUNDING
              CORPORATION                            6.10{::}     05/30/00       54,672,802
  60,000,000  RECEIVABLES CAPITAL
              CORPORATION                            5.94{::}     04/14/00       59,891,100
  95,000,000  REGIONS BANK                           6.09{::}     10/10/00       94,971,701
  85,000,000  SALOMON SMITH BARNEY HOLDINGS          5.91{::}     05/05/00       84,553,467
 100,000,000  SALOMON SMITH BARNEY HOLDINGS          6.01{::}     04/07/00       99,933,222
 100,000,000  SALOMON SMITH BARNEY HOLDINGS          5.90{::}     04/10/00       99,885,278
  60,000,000  SHEFFIELD RECEIVABLES
              CORPORATION                            6.03{::}     04/03/00       60,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (continued)
$ 34,800,000  SHEFFIELD RECEIVABLES
              CORPORATION                            6.10%{::}     05/26/00 $    34,487,477
  13,000,000  SIGMA FINANCE CORPORATION              5.92{::}     05/12/00       12,916,627
  40,500,000  SIGMA FINANCE CORPORATION              5.73{::}     05/23/00       40,177,688
  47,000,000  SIGMA FINANCE CORPORATION              5.95{::}     05/23/00       46,611,598
  34,000,000  SIGMA FINANCE CORPORATION              6.30{::}     09/22/00       32,976,600
 138,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.91{::}     04/06/00      137,932,035
  48,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.95{::}     05/18/00       47,643,000
  30,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.95{::}     05/08/00       29,826,458
  80,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.92{::}     04/07/00       79,947,378
  60,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            6.04{::}     04/07/00       59,959,733
  27,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLES COOPERATIVE
              CORPORATION                            5.95{::}     04/11/00       26,964,300
  72,000,000  SURREY FUNDING                         5.92{::}     04/03/00       72,000,000
 249,000,000  SURREY FUNDING                         5.93{::}     04/03/00      249,000,000
  50,000,000  SYDNEY CAPITAL CORPORATION             5.95{::}     04/13/00       49,917,361
  24,425,000  SYDNEY CAPITAL CORPORATION             5.95{::}     05/01/00       24,311,967
  37,165,000  SYDNEY CAPITAL CORPORATION             5.90{::}     04/10/00       37,122,363
   3,340,000  SYDNEY CAPITAL CORPORATION             5.97{::}     04/18/00        3,331,691
  74,781,000  SYDNEY CAPITAL CORPORATION             6.07{::}     04/28/00       74,465,778
  33,136,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.93{::}     05/04/00       32,966,795
  45,567,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.93{::}     05/10/00       45,289,282
  80,792,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.89{::}     04/25/00       80,501,194
  34,376,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            6.01{::}     04/14/00       34,312,872
  23,472,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED            5.93{::}     05/15/00       23,309,613
 178,800,000  TRIDENT CAPITAL FINANCE                5.90{::}     04/03/00      178,800,000
  95,000,000  TRIDENT CAPITAL FINANCE                5.91{::}     05/11/00       94,407,358
  21,000,000  WINDMILL FUNDING CORPORATION           6.06{::}     05/23/00       20,823,250

TOTAL COMMERCIAL PAPER (COST $9,313,828,771)                                  9,313,828,771
                                                                            ---------------
CORPORATE BONDS & NOTES - 12.11%
  66,750,000  ABBEY NATIONAL TREASURY
              SERVICE                                5.13        05/04/00        66,746,180
  94,000,000  ABBEY NATIONAL TREASURY
              SERVICE                                5.65        07/24/00        93,986,183
  80,000,000  BETA FINANCE INCORPORATED              6.77        03/15/01        80,000,000
  87,000,000  BETA FINANCE INCORPORATED              6.82        02/15/01        87,000,000
 150,000,000  BETA FINANCE INCORPORATED              6.83        02/20/01       150,000,000
  85,000,000  BETA FINANCE INCORPORATED              6.65        02/05/01        85,000,000
   7,800,000  CC USA INCORPORATED                    5.61        06/07/00         7,800,000
  65,250,000  CC USA INCORPORATED                    6.17        10/16/00        65,250,000
 113,000,000  CC USA INCORPORATED                    6.79        03/15/01       113,000,000
 140,000,000  CC USA INCORPORATED                    6.77        03/15/01       140,000,000
  95,000,000  CENTAURI CORPORATION                   6.66        02/04/01        95,000,000
  75,000,000  CREDIT SUISSE FIRST BOSTON             5.75        07/14/00        75,000,000
 110,000,000  DORADA FINANCE INCORPORATED            6.79        03/15/01       110,000,000
  80,000,000  DORADA FINANCE INCORPORATED            6.77        03/15/01        80,000,000
  80,000,000  FIRST UNION CORPORATION                5.80        07/03/00        80,000,000
 142,750,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.00        08/07/00       142,750,000
  63,250,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.10        09/25/00        63,250,000
   6,750,000  IBM CREDIT CORPORATION                 5.27        04/07/00         6,749,948
   2,000,000  JOHN DEERE CAPITAL                     5.73        07/13/00         1,999,680

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES (continued)
$ 21,445,000  SALOMON SMITH BARNEY                   6.70%       07/05/00   $    21,478,883
  75,000,000  SIGMA FINANCE INCORPORATED             6.10        10/23/00        75,000,000
 103,250,000  SIGMA FINANCE INCORPORATED             5.44        05/24/00       103,250,000
  24,750,000  TEXACO CAPITAL                         5.11        05/03/00        24,748,628
  70,000,000  U.S. BANK                              5.92         9/20/00        69,973,324

TOTAL CORPORATE BONDS & NOTES (COST
$1,837,982,826)                                                               1,837,982,826
                                                                            ---------------
FLOATING RATE FUNDING AGREEMENTS - 1.13%
   7,250,000  ALLSTATE LIFE INSURANCE
              COMPANY                                6.10        06/29/00         7,250,000
   7,250,000  GE LIFE & ANNUITY                      5.91        07/01/00         7,250,000
   7,250,000  GE LIFE & ANNUITY                      5.91        07/01/00         7,250,000
 150,000,000  TRANSAMERICA OCCIDENTAL LIFE
              INSURANCE COMPANY                      6.15        02/09/01       150,000,000

TOTAL FLOATING RATE FUNDING AGREEMENTS (COST
$171,750,000)                                                                   171,750,000
                                                                            ---------------
MASTER NOTES - 0.02%
   2,424,547  GENERAL ELECTRIC COMPANY++             6.00        04/06/00         2,424,547
                                                                            ---------------

TOTAL MASTER NOTES (COST $2,424,547)                                              2,424,547
                                                                            ---------------
MUNICIPAL DEMAND NOTES - 0.02%
   1,200,000  DURHAM NC COP SERIES B++               6.15        07/01/03         1,200,000
     190,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           190,000
     120,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           120,000
     360,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           360,000
     255,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           255,000
     155,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           155,000
     235,000  KALAMAZOO FUNDING CORPORATION
              OLD KENT BANK LOC++                    6.20        12/15/26           235,000
     200,000  PRINCE WILLIAM COUNTY VA
              TAXABLE NOTES SERIES A
              WACHOVIA BANK OF NORTH
              CAROLINA LOC++                         6.15        03/01/17           200,000


TOTAL MUNICIPAL DEMAND NOTES (COST
$2,715,000)                                                                       2,715,000
                                                                            ---------------
SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 0.03%
   4,300,000  FEDERAL HOME LOAN MORTGAGE
              CORPORATION                        5.83{::}        08/01/00         4,221,021
                                                                            ---------------

TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT
NOTES (COST $4,221,021)                                                           4,221,021
                                                                            ---------------
SHORT-TERM FEDERAL AGENCIES - 0.09%
  10,000,000  FEDERAL HOME LOAN BANK                 5.26        05/26/00         9,999,584
   3,000,000  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                            4.98        04/20/00         2,999,943

TOTAL SHORT-TERM FEDERAL AGENCIES (COST
$12,999,527)                                                                     12,999,527
                                                                            ---------------
TIME DEPOSITS - 0.73%
  10,348,090  MARSHALL & ILSLEY CORPORATION          6.19        04/03/00        10,348,090
 100,000,000  BARCLAYS BANK                          6.34        04/03/00       100,000,000

TOTAL TIME DEPOSITS (COST $110,348,090)                                         110,348,090
                                                                            ---------------
VARIABLE & FLOATING RATE BONDS - 0.49%
  75,000,000  AMERICAN EXPRESS CREDIT
              CORPORATION                            6.20        04/24/00        75,000,000
                                                                            ---------------

TOTAL VARIABLE & FLOATING RATE BONDS (COST
$75,000,000)                                                                     75,000,000
                                                                            ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE       VALUE
VARIABLE & FLOATING RATE CERTIFICATES OF DEPOSIT - 0.06%
$  8,500,000  SOUTH TRUST BANK                       6.16%       09/29/00
                                                                            $     8,496,653
                                                                            ---------------

TOTAL VARIABLE & FLOATING RATE CERTIFICATES
OF DEPOSIT (COST $8,496,653)                                                      8,496,653
                                                                            ---------------
VARIABLE & FLOATING RATE NOTES - 7.95%
  70,000,000  BANK OF AMERICA                        6.16        04/05/00        69,999,851
   7,500,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.15        11/15/00         7,500,000
   3,750,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.11         9/15/00         3,749,667
 300,000,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.19        03/29/01       300,000,000
   7,250,000  BEAR STEARNS & COMPANY
              INCORPORATED                           6.12        06/16/00         7,250,427
  56,700,000  COMERICA BANK                          6.18        09/25/00        56,681,340
 100,000,000  DEUTSCHE BANK FINANCIAL
              INCORPORATED                           6.14        04/17/00        99,997,758
  23,000,000  FIRST UNION NATIONAL BANK              6.16        08/25/00        23,000,000
   4,750,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.16        07/14/00         4,750,489
 144,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                           6.09        09/15/00       143,993,510
 300,000,000  J.P. MORGAN & COMPANY
              INCORPORATED                           5.99        03/16/01       300,000,000
 155,000,000  MORGAN STANLEY DEAN WITTER &
              COMPANY                                6.00        03/16/01       155,000,000
  10,250,000  MORGAN STANLEY DEAN WITTER &
              COMPANY                                6.25        03/15/01        10,250,000
  16,750,000  NATIONAL CITY BANK                     6.15        09/29/00        16,743,555
   8,500,000  SIGMA FINANCE INCORPORATED             6.09        10/05/00         8,500,000

TOTAL VARIABLE & FLOATING RATE NOTES (COST
$1,207,416,597)
                                                                              1,207,416,597
                                                                            ---------------
REPURCHASE AGREEMENTS -- 5.64%
 175,000,000  DEUTSCHE BANK REPURCHASE
              AGREEMENT                              6.50        04/06/00       175,000,000
   1,211,991  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.05        04/03/00         1,211,991
 510,012,095  GOLDMAN SACHS REPURCHASE
              AGREEMENT                              6.35        04/03/00       510,012,095
  20,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.42        04/03/00        20,000,000
 150,000,000  LEHMAN BROTHERS INCORPORATED
              REPURCHASE AGREEMENT                   6.50        04/06/00       150,000,000

TOTAL REPURCHASE AGREEMENTS (COST
$856,224,086)                                                                   856,224,086
                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $15,106,775,258)*                     99.53% $15,106,775,258
OTHER ASSETS AND LIABILITIES NET             0.47       71,822,028
                                          -------  ---------------
TOTAL NET ASSETS                           100.00% $15,178,597,286
                                          -------  ---------------
                                          -------  ---------------

{::} YIELD TO MATURITY.
 ++  VARIABLE RATE.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND
                           STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000
--------------------------------------------------------------------------------


---------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES AT AMORTIZED COST.................  $15,106,775,258
RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES.....   92,698,379
                                                    -----------
TOTAL ASSETS......................................  15,199,473,637
                                                    -----------
LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....    8,216,348
  PAYABLE TO OTHER RELATED PARTIES................    3,754,685
  ACCRUED EXPENSES AND OTHER LIABILITIES..........    1,390,348
  DIVIDENDS PAYABLE...............................    7,514,970
                                                    -----------
TOTAL LIABILITIES.................................   20,876,351
                                                    -----------
TOTAL NET ASSETS..................................  $15,178,597,286
                                                    -----------
                                                    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------
  PAID-IN CAPITAL.................................  $15,178,588,476
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................        8,810
                                                    -----------
TOTAL NET ASSETS..................................  $15,178,597,286
                                                    -----------
                                                    -----------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------
NET ASSETS - CLASS A..............................  $13,441,754,489
SHARES OUTSTANDING - CLASS A......................  13,441,511,986
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CLASS A.........................................  $      1.00
NET ASSETS - CLASS B..............................  $1,736,842,797
SHARES OUTSTANDING - CLASS B......................  1,736,794,497
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  CLASS B.........................................  $      1.00
                                                    -----------
                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                        MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                           FOR THE
                                                        YEAR ENDED
                                                    MARCH 31, 2000
------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST........................................  $  692,439,976
                                                    --------------
TOTAL INVESTMENT INCOME...........................     692,439,976
                                                    --------------

EXPENSES
  ADVISORY FEES...................................      50,035,349
  ADMINISTRATION FEES.............................      18,763,256
  CUSTODY.........................................       2,282,590
  SHAREHOLDER SERVICING FEES......................      34,245,518
  PORTFOLIO ACCOUNTING FEES.......................       1,616,411
  TRANSFER AGENT
    A SHARES......................................      13,016,151
    B SHARES......................................         125,552
    S SHARES......................................         434,288
  DISTRIBUTION FEES
    A SHARES......................................               0
    B SHARES......................................       4,708,200
    S SHARES......................................       5,968,383
  LEGAL AND AUDIT FEES............................         775,776
  REGISTRATION FEES...............................       1,384,579
  DIRECTORS' FEES.................................           3,790
  SHAREHOLDER REPORTS.............................         990,017
  OTHER...........................................         405,497
                                                    --------------
TOTAL EXPENSES....................................     134,755,357
                                                    --------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES.............     (30,308,728)
  NET EXPENSES....................................     104,446,629
                                                    --------------
NET INVESTMENT INCOME.............................     587,993,347
                                                    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS.........          (9,727)
                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $  587,983,620
                                                    --------------
                                                    --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     FOR THE          FOR THE
                                  YEAR ENDED       YEAR ENDED
                           MARCH 31, 2000(1)   MARCH 31, 1999
-------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....   $10,296,401,223   $ 7,662,756,836
OPERATIONS:
NET INVESTMENT INCOME....       587,993,347       403,472,313
NET REALIZED GAIN (LOSS)
  ON SALE OF
  INVESTMENTS............            (9,727)          166,441
                            ---------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       587,983,620       403,638,754
                            ---------------   ---------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    A SHARES.............      (530,116,391)     (359,769,107)
    B SHARES.............       (27,568,972)              N/A
    S SHARES.............       (30,307,984)(2)     (43,703,206)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......     9,011,593,439     5,518,795,093
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............       545,615,046       351,157,967
  COST OF SHARES REDEEMED
    - CLASS A............    (5,253,257,204)   (3,443,871,290)
                            ---------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................     4,303,951,281     2,426,081,770
                            ---------------   ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......     2,897,154,198               N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............        28,165,021               N/A
  COST OF SHARES REDEEMED
    - CLASS B............    (1,188,609,048)              N/A
                            ---------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................     1,736,710,471               N/A
                            ---------------   ---------------
  PROCEEDS FROM SHARES
    SOLD - CLASS S.......     1,737,202,703     2,191,020,851
  REINVESTMENT OF
    DIVIDENDS -
    CLASS S..............        32,669,252        43,441,848
  COST OF SHARES REDEEMED
    - CLASS S............    (2,928,327,917)   (2,027,066,523)
                            ---------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS S................    (1,158,455,962)      207,396,176
                            ---------------   ---------------
                            ---------------   ---------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........     4,882,196,063     2,633,644,387
                            ---------------   ---------------

NET ASSETS:
-------------------------------------------------------------
  ENDING NET ASSETS......   $15,178,597,286   $10,296,401,223

SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............     9,011,738,160     5,518,795,093
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............       545,615,046       351,157,967
  SHARES REDEEMED -
    CLASS A..............    (5,253,257,204)   (3,443,871,290)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................     4,304,096,002     2,426,081,770
  SHARES SOLD -
    CLASS B..............     2,897,238,524               N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............        28,165,021               N/A
  SHARES REDEEMED -
    CLASS B..............    (1,188,608,048)              N/A
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................     1,736,794,497               N/A
  SHARES SOLD -
    CLASS S..............     1,737,202,703     2,191,020,851
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS S..............        32,669,262        43,441,848
  SHARES REDEEMED -
    CLASS S..............    (2,928,411,900)   (2,027,066,523)
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS S................    (1,158,639,945)      207,396,176

ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......   $             0   $             0
                            ---------------   ---------------
                            ---------------   ---------------

STATEMENTS OF CHANGES IN NET ASSETS                            MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $993,536,856 for Class A, and "Shares sold" includes 993,575,038 for Class A as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund. "Proceeds from shares sold" includes $578,292,460 for Class A, and "Shares sold" includes 578,398,886 for Class A as a result of the consolidation of the Stagecoach Prime Money Market Fund. "Proceeds from shares" sold includes $2,137,068 for Class B, and "Shares sold" includes 2,137,109 for Class B as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund.

(2) Class S shares of Stagecoach Money Market Fund became Class B shares of Wells Fargo Money Market Fund on November 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                           VALUE PER  INVESTMENT         GAIN ON  INVESTMENT       REALIZED
                               SHARE      INCOME     INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

B SHARES(2)
APRIL 1, 1999 TO MARCH
  31, 2000...............  $    1.00        0.04            0.00       (0.04) $        0.00
APRIL 1, 1998 TO MARCH
  31, 1999...............       1.00        0.04            0.00       (0.04)          0.00
APRIL 1, 1997 TO MARCH
  31, 1998...............       1.00        0.04            0.00       (0.04)          0.00
OCTOBER 1 , 1996 TO MARCH
  31, 1997(3)............       1.00        0.02            0.00       (0.02)          0.00
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(4)................       1.00        0.03            0.00       (0.03)          0.00
MAY 25, 1995 TO DECEMBER
  31, 1995...............       1.00        0.03            0.00       (0.03)          0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).

(2) THIS CLASS OF SHARES WAS REDESIGNATED FROM CLASS S TO CLASS B ON NOVEMBER 8, 1999. FINANCIAL INFORMATION FOR PERIODS PRIOR TO NOVEMBER 8, 1999 IS THAT OF CLASS S.

(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                           MONEY MARKET FUND
--------------------------------------------------------------------------------

                               ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                            NET ASSET  ------------------------------------------                 NET ASSETS AT
                            VALUE PER   NET INVESTMENT        NET           GROSS        TOTAL    END OF PERIOD
                                SHARE           INCOME   EXPENSES     EXPENSES(1)       RETURN  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------

B SHARES(2)
APRIL 1, 1999 TO MARCH
  31, 2000...............  $     1.00           4.06%      1.46%           1.65%         4.10%     $1,736,843
APRIL 1, 1998 TO MARCH
  31, 1999...............        1.00           4.01%      1.42%           1.62%         4.10%      1,158,589
APRIL 1, 1997 TO MARCH
  31, 1998...............        1.00           4.28%      1.42%           1.62%         4.37%        951,172
OCTOBER 1 , 1996 TO MARCH
  31, 1997(3)............        1.00           4.02%      1.43%           1.56%         2.02%        707,781
JANUARY 1, 1996 TO
  SEPTEMBER 30,
  1996(4)................        1.00           3.98%      1.42%           1.55%         3.03%        699,231
MAY 25, 1995 TO DECEMBER
  31, 1995...............        1.00           4.40%      1.43%           1.53%         2.73%        618,899

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).

(2) THIS CLASS OF SHARES WAS REDESIGNATED FROM CLASS S TO CLASS B ON NOVEMBER 8, 1999. FINANCIAL INFORMATION FOR PERIODS PRIOR TO NOVEMBER 8, 1999 IS THAT OF CLASS S.

(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.

(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

MONEY MARKET FUND                                  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Money Market Fund (the "Fund"), a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through an exchange of shares as follows:

    Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
    MONEY MARKET FUND (A,S)*                  READY CASH INVESTMENT FUND (A,B)          MONEY MARKET FUND

    PRIME MONEY MARKET FUND (A)

  *  ACCOUNTING SURVIVOR

   In a reorganization, the Wells Fargo Money Market Fund acquired all of the A and S share class net assets of the Stagecoach Money Market Fund, the net assets of the A share class of the Stagecoach Prime Money Market, and the net assets of the A and B share classes of the Norwest Advantage Ready Cash Investment Funds. Concurrent with this reorganization, Class S shares of the Stagecoach Money Market Fund were converted into Class B shares of the Wells Fargo Money Market Fund. The A share class of Stagecoach Prime Money Market Fund exchanged its 578,398,886 shares for 578,398,886 shares of the Wells Fargo Money Market Fund. The Class A and Class B share classes of Norwest Advantage Ready Cash Investment Fund exchanged their 995,712,147 shares for 995,712,147 shares of the Wells Fargo Money Market Fund.
   The Money Market Fund offers Class A and Class B shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

NOTES TO FINANCIAL STATEMENTS                                  MONEY MARKET FUND
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                         Undistributed Net  Net Realized
                                         Investment Income   Gain/Loss    Paid in Capital
    MONEY MARKET FUND                            0            364,264        (364,264)

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2000.

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Money Market Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.40% of the Fund's average daily net assets.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.
   Prior to November 8, 1999, the Money Market Fund was charged at the same annual rate by WFB.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There

MONEY MARKET FUND                                  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  are no distribution fees for Class A shares. The distribution fees paid on behalf of the Fund for the period ended March 31, 2000 is disclosed in the Statement of Operations.
   Prior to November 8, 1999, the Plan for the Class A shares of the Money Market Fund provided that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Fund's Class A shares. This Plan for the Class A shares provided only for the reimbursement of actual expenses. During the year ended March 31, 2000, the Fund made no reimbursement of such expenses.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Fund with WFB whereby WFB is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Fund.
   Prior to July 17, 1999, the Trust had entered into a contract on behalf of the Money Market Fund with WFB, whereby WFB provided transfer agency services for the Fund, which was charged at an annual rate of 0.10% of the average daily net assets of the Fund's Class A and B shares.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged 0.25% of the average daily net assets of the Fund for Class A and Class B shares for these services. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% and 0.25% of the average daily net assets of the Class A and Class S shares, respectively, of the Money Market Fund.
   The shareholder servicing fees paid on behalf of the Fund for the period ended March 31, 2000 were as follows:

    Fund                                   Class A     Class B     Class S
    MONEY MARKET FUND                    $30,686,657  $1,569,400  $1,989,461

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. Prior to November 8, 1999, the Trust had entered into a contract on behalf of the Money Market Fund with WFB, whereby WFB was responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB was entitled to a monthly base fee from the Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
   The Trust has entered into a contract on behalf of the Fund with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Fund. Pursuant to the contract, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund. Prior to November 8, 1999, the Money Market Fund had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of the Fund. Prior to June 4, 1999, WFB performed the above services for the same fees.
   Certain officers of the Trust are also officers of Stephens. As of March 31, 2000, Stephens owned 12,165 shares of the Money Market Fund Class B.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2000, were waived by WFB or FAdS. Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the Advisor, with Board approval, may reduce or eliminate such waivers.

                                              Fees Waived by WFB  Total Fees Waived
    MONEY MARKET FUND                            $30,308,728         $30,308,728

INDEPENDENT AUDITORS' REPORT                                   MONEY MARKET FUND
--------------------------------------------------------------------------------

TO THE CLASS B SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST:

    We have audited the accompanying statement of assets and liabilities of Money Market Fund (one of the funds comprising Wells Fargo Funds Trust), including the Portfolio of Investments as of March 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Fund of Wells Fargo Funds Trust as of March 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                   [LOGO]
  San Francisco, California
  May 12, 2000

MONEY MARKET FUND                                          LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
STEERS         --  STRUCTURED ENHANCED RETURN TRUST
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



DATED MATERIAL
PLEASE EXPEDITE


WELLS
FARGO
FUNDS

P.O. BOX 8266
BOSTON, MA 02266-8266







                                                                 AR007 (5/00)